-----------------------------
                                                   OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number: 3235-0570

                                                   Expires: September 30, 2007

                                                   Estimated average burden
                                                   hours per response: 19.4
                                                   -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07242
                                   ---------------------------------------------

                                The Cutler Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  3555 Lear Way                 Medford, Oregon                       97504
--------------------------------------------------------------------------------
            (Address of principal executive offices)                (Zip code)

                                 Erich M. Patten

Cutler Investment Counsel, LLC        3555 Lear Way        Medford, Oregon 97504
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (541) 770-9000
                                                     ---------------------------

Date of fiscal year end:        June 30, 2006
                          -------------------------------------

Date of reporting period:       June 30, 2006
                          -------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                                      CUTLER EQUITY FUND
================================================================================





                 [GRAPHIC OMITTED]      THE

                                       CUTLER

                                       TRUST










                                  ANNUAL REPORT

                                  JUNE 30, 2006

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
TABLE OF CONTENTS
JUNE 30, 2006
================================================================================

                                                                          Page

Letter to Shareholders .................................................     3

Management Discussion of Fund Performance ..............................     4

Performance Information (Unaudited) ....................................     6

Schedule of Investments ................................................     8

Statement of Assets and Liabilities ....................................    10

Statement of Operations ................................................    11

Statements of Changes in Net Assets ....................................    12

Financial Highlights ...................................................    13

Notes to Financial Statements ..........................................    14

Report of Independent Registered Public Accounting Firm ................    18

About Your Fund's Expenses (Unaudited) .................................    19

Trustees and Officers of the Trust (Unaudited) .........................    21

Additional Information (Unaudited) .....................................    23

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
LETTER TO SHAREHOLDERS
================================================================================

To The Cutler Trust Shareholders:

We are pleased to include with this letter the annual report for the Cutler Equity Fund (the "Fund") through June 30th, 2006. The Cutler Equity Fund has performed well this past year, and we believe that our Equity Income strategy has been favorably positioned in the recent turbulent market.

Today, the market appears to be in transition. For the past several years, we have been in an increasing interest rate environment. Increasing rates often lead to slower economic growth, and the Federal Reserve has been careful to balance inflation pressures and the risks associated with slowing the economy. The Federal Reserve recently paused for the first time in 17 meetings, indicating to the market that inflation is appropriately controlled. The stock market reacted to higher rates as it has in past cycles, with economically sensitive and higher risk securities seeing some selling pressure due to fears of an economic slowdown. We have primarily seen small capitalization stocks, as well as stocks with high valuations impacted, with international securities also having a price correction. Clearly, today's market has shifted toward higher quality securities, the type of holdings that are the bedrock of our investment philosophy. At Cutler, we believe in the long-term value of large-cap stocks and the accumulative effect of dividends on total shareholder return. Our investment discipline has been consistent, as we continue to own the type of blue-chip, high quality dividend paying securities that have been the hallmark of Ken Cutler's investment philosophy for over 30 years.

This has also been an exciting year for us at Cutler, as we continue to grow and improve our money management services. We have expanded our wealth management platform and now are able to conduct in-depth client level asset allocation services. In addition, Chris Uhas has become a partner in Cutler Investment Counsel, LLC, bringing a breadth of experience to our firm's management. He continues to serve on the adviser's Investment Committee, in addition to leading our client servicing team.

The enclosed report highlights the composition of the Fund's holdings. If you have any questions regarding your holdings, performance, or any items pertaining to your investments, please feel free to contact our office. We appreciate your continued support,

Sincerely,

/s/ Kenneth R. Cutler                   /s/ Erich M. Patten

Kenneth R. Cutler                       Erich M. Patten
Chairman of the Board                   Portfolio Manager
The Cutler Trust                        Cutler Investment Counsel, LLC

The views in this report were those of the Fund's investment adviser as of August 21, 2006 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

The Cutler Equity Fund is distributed by Ultimus Fund Distributors, LLC.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
================================================================================

1)   HOW DID THE FUND PERFORM LAST YEAR?

     The Fund had a 1 Year total return of 8.86% for the year ended June 30, 2006. The Fund's five- and ten-year average annual returns as of June 30 were 1.69% and 7.60%, respectively.

     (PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE
     PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH END PERFORMANCE, PLEASE CALL 1-800-228-8537.)

2) WHAT WERE THE MOST SIGNIFICANT MARKET FACTORS AFFECTING THE FUND'S PERFORMANCE DURING THE PAST YEAR?

     Market factors included:

          1)   Rising interest rates

          2)   Earnings growth of underlying companies

          3)   Global and domestic economic growth

          4)   Positive overall equity markets

3)   WHY DID THE FUND OUTPERFORM RELATIVE TO THE BENCHMARK?

     The adviser believes that the appropriate benchmark for the Fund is the S&P
     500. The Fund outperformed the total return from the S&P 500 for the twelve-month period ended June 30, 2006, which had a return of 8.63%. The adviser believes this out-performance is due to the selection of securities which had favorable fundamentals given today's economic climate. This return is after all expenses are paid for the management of the fund. The adviser caps these expenses at 1.35%, however they amounted to 1.26% during the period discussed.

4)   WHAT STRATEGIES DID YOU USE TO MANAGE THE FUND?

     Management maintained a dividend income focused strategy, owning companies that have a strong history of continuous dividend payments and a minimum yield of 1.25% at the time of purchase. In addition, management attempted to maintain a low amount of turnover to keep costs to shareholders low. Finally, management attempted to own only companies whose management maintained sound corporate governance and a high degree of ethics.

5) WHAT WERE THE PRIMARY STRATEGIC FACTORS THAT GUIDED YOUR MANAGEMENT OF THE FUND?

     The primary strategic factor guiding our management style was our belief that companies paying income in the form of dividends provide greater shareholder returns over time than companies that do not pay dividends.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(CONTINUED)
================================================================================

6) WHAT WERE SOME OF THE KEY TRENDS IN EACH OF THE REGIONS/SIGNIFICANT INDUSTRIES THE FUND INVESTS IN?

     The Fund does not have a regional focus, however, all of our holdings are companies domiciled in the United States and traded on domestic stock exchanges. The trends in the United States equity markets were generally positive this past year. Rising interest rates was the primary trend impacting market performance, however the Fund focused on holdings with consistent earnings growth and dividend payments- a favorable segment in the current low-risk environment. The high price of oil and commodities continue to be a key trend impacting many of the companies held in the Fund, however we believe that the holdings are diversified enough to spread these cost pressures across the portfolio.

7)   WHICH SECURITIES HELPED THE FUND'S PERFORMANCE?

     Five holdings substantively contributing to positive performance were:

          1)   Caterpillar Inc.

          2)   Emerson Electric Co.

          3)   Hewlett Packard Co.

          4)   Alcoa Inc.

          5)   National Fuel Gas Co.

8)   DID ANY SECURITIES HURT THE FUND'S PERFORMANCE?

          1)   Sysco Corp.

          2)   Pfizer Inc.

          3)   The Dow Chemical Co.

          4)   Johnson & Johnson

          5)   Pitney Bowes Inc.

     BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER INFORMATION IS IN THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY CALLING 1-800-228-8537. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

     The views in this report were those of Cutler Investment Counsel, LLC, as of June 30, 2006 and may not reflect the firm's views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
PERFORMANCE INFORMATION
JUNE 30, 2006 (UNAUDITED)
================================================================================

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                    CUTLER EQUITY FUND AND THE S&P 500 Index


                                [GRAPHIC OMITTED]


                     Cutler Value Fund          S&P 500 Index
                     -----------------          -------------
                    06/30/96  $ 10,000        06/30/96  $ 10,000
                    09/30/96    10,277        09/30/96    10,309
                    12/31/96    10,889        12/31/96    10,309
                    03/31/97    11,283        03/31/97    11,468
                    06/30/97    13,118        06/30/97    13,470
                    09/30/97    13,770        09/30/97    14,479
                    12/31/97    14,509        12/31/97    14,895
                    03/31/98    16,279        03/31/98    16,972
                    06/30/98    16,385        06/30/98    17,533
                    09/30/98    14,832        09/30/98    15,789
                    12/31/98    17,116        12/31/98    19,151
                    03/31/99    17,221        03/31/99    20,105
                    06/30/99    19,350        06/30/99    21,522
                    09/30/99    17,543        09/30/99    20,179
                    12/31/99    17,679        12/31/99    23,181
                    03/31/00    17,862        03/31/00    23,712
                    06/30/00    17,560        06/30/00    23,083
                    09/30/00    17,929        09/30/00    22,859
                    12/31/00    19,210        12/31/00    21,070
                    03/31/01    18,480        03/31/01    18,572
                    06/30/01    19,135        06/30/01    19,659
                    09/30/01    17,252        09/30/01    16,774
                    12/31/01    18,598        12/31/01    18,566
                    03/31/02    18,970        03/31/02    18,617
                    06/30/02    16,443        06/30/02    16,123
                    09/30/02    12,867        09/30/02    13,337
                    12/31/02    14,395        12/31/02    14,463
                    03/31/03    13,552        03/31/03    14,007
                    06/30/03    15,663        06/30/03    16,164
                    09/30/03    15,688        09/30/03    16,591
                    12/31/03    17,946        12/31/03    18,611
                    03/31/04    17,905        03/31/04    18,927
                    06/30/04    18,074        06/30/04    19,252
                    09/30/04    18,215        09/30/04    18,892
                    12/31/04    19,264        12/31/04    20,636
                    03/31/05    19,155        03/31/05    20,192
                    06/30/05    19,116        06/30/05    20,469
                    09/30/05    19,822        09/30/05    21,208
                    12/31/05    19,931        12/31/05    21,651
                    03/31/06    20,553        03/31/06    22,563
                    06/30/06    20,810        06/30/06    22,238


Past performance is not predictive of future performance.


--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS(a)
                       (FOR PERIODS ENDED JUNE 30, 2006)

                                               1 Year   5 Years  10 Years
                                               ------   -------  --------
Cutler Equity Fund                             8.86%     1.69%     7.60%
S&P 500 Index                                  8.63%     2.49%     8.32%

(a) Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
--------------------------------------------------------------------------------

The Cutler Equity Fund is managed pursuant to an equity income strategy. The investment manager and Trustees believe the S&P 500 Index is the most appropriate benchmark for the Fund due to its focus on large capitalization securities, broad index membership, and the representation of multiple security types that are used in the management of the Fund.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
PORTFOLIO INFORMATION
JUNE 30, 2006 (UNAUDITED)
================================================================================


SECTOR ALLOCATION (% OF NET ASSETS)


                                         Consumer Discretionary - 8.7%
                                         Consumer Staples - 15.6%
    [GRAPHIC OMITTED]                    Energy - 11.5%
                                         Financials - 21.0%
                                         Health Care - 5.8%
                                         Industrials - 15.4%
                                         Information Technology - 5.5%
                                         Materials - 6.2%
                                         Telecommunication Services - 3.0%
                                         Utilities - 6.7%
                                         Other - 0.6%

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
================================================================================
  SHARES     COMMON STOCKS -- 99.4%                                   VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY -- 8.7%
    27,200   Home Depot, Inc. (The) ............................  $    973,488
    33,770   McDonald's Corp. ..................................     1,134,672
    23,800   McGraw-Hill Cos., Inc. (The) ......................     1,195,474
                                                                  ------------
                                                                     3,303,634
                                                                  ------------
             CONSUMER STAPLES -- 15.6%
    18,190   Kimberly-Clark Corp. ..............................     1,122,323
    21,130   PepsiCo, Inc. .....................................     1,268,645
    19,780   Procter & Gamble Co. (The) ........................     1,099,768
    38,520   Sysco Corp. .......................................     1,177,171
    26,150   Wal-Mart Stores, Inc. .............................     1,259,646
                                                                  ------------
                                                                     5,927,553
                                                                  ------------
             ENERGY -- 11.5%
    23,300   Chevron Corp. .....................................     1,445,998
    22,290   ConocoPhillips ....................................     1,460,664
    24,060   Exxon Mobil Corp. .................................     1,476,081
                                                                  ------------
                                                                     4,382,743
                                                                  ------------
             FINANCIALS -- 21.0%
    26,850   Citigroup, Inc. ...................................     1,295,244
    30,050   JPMorgan Chase & Co. ..............................     1,262,100
    25,050   Lincoln National Corp. ............................     1,413,822
    42,000   U.S. Bancorp ......................................     1,296,960
    30,750   Washington Mutual, Inc. ...........................     1,401,585
    19,800   Wells Fargo & Co. .................................     1,328,184
                                                                  ------------
                                                                     7,997,895
                                                                  ------------
             HEALTH CARE -- 5.8%
    19,100   Johnson & Johnson .................................     1,144,472
    45,000   Pfizer, Inc. ......................................     1,056,150
                                                                  ------------
                                                                     2,200,622
             INDUSTRIALS -- 15.4%
    17,910   Caterpillar, Inc. .................................     1,333,937
    14,500   Emerson Electric Co. ..............................     1,215,245
    33,150   General Electric Co. ..............................     1,092,624
    23,750   Pitney Bowes, Inc. ................................       980,875
    19,800   United Technologies Corp. .........................     1,255,716
                                                                  ------------
                                                                     5,878,397
                                                                  ------------
             INFORMATION TECHNOLOGY -- 5.5%
    36,020   Hewlett-Packard Co. ...............................     1,141,114
    50,130   Intel Corp. .......................................       949,963
                                                                  ------------
                                                                     2,091,077
                                                                  ------------
             MATERIALS -- 6.2%
    43,020   Alcoa, Inc. .......................................     1,392,127
    25,240   Dow Chemical Co. (The) ............................       985,117
                                                                  ------------
                                                                     2,377,244
                                                                  ------------

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS -- 99.4% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES -- 3.0%
    40,970   AT&T, Inc. ........................................  $  1,142,653
                                                                  ------------

             UTILITIES -- 6.7%
    21,950   Exelon Corp. ......................................     1,247,418
    37,640   National Fuel Gas Co. .............................     1,322,670
                                                                  ------------
                                                                     2,570,088
                                                                  ------------

             TOTAL COMMON STOCKS (Cost $30,266,236) ............  $ 37,871,906
                                                                  ------------


================================================================================
  SHARES     MONEY MARKET FUNDS -- 0.6%                               VALUE
--------------------------------------------------------------------------------
   213,020   Fidelity Institutional Money Market Portfolio
               - Select Class ..................................  $    213,020
     6,339   First American Prime Obligation Fund - Class Y ....         6,339
                                                                  ------------

             TOTAL MONEY MARKET FUNDS (Cost $219,359) ..........  $    219,359
                                                                  ------------

             TOTAL INVESTMENTS AT VALUE -- 100.0%
               (Cost $30,485,595) ..............................  $ 38,091,265

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)            (8,507)
                                                                  ------------

             NET ASSETS -- 100.0% ..............................  $ 38,082,758
                                                                  ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
================================================================================
ASSETS
   Investments in securities:
   At acquisition cost .........................................  $ 30,485,595
                                                                  ============
   At value ....................................................  $ 38,091,265
   Dividends receivable ........................................        55,470
   Other assets ................................................         7,786
                                                                  ------------
Total assets ...................................................    38,154,521
                                                                  ------------

LIABILITIES
   Dividends payable ...........................................         5,785
   Payable for capital shares redeemed .........................        15,600
   Accrued liabilities:
      Investment advisory fees (Note 3) ........................        23,164
      Administration fees (Note 3) .............................         6,000
      Other accrued expenses and liabilities ...................        21,214
                                                                  ------------
Total liabilities ..............................................        71,763
                                                                  ------------

NET ASSETS .....................................................  $ 38,082,758
                                                                  ============

NET ASSETS CONSIST OF:
   Paid-in capital .............................................  $ 47,780,059
   Undistributed net investment income .........................         5,280
   Accumulated net realized losses from security
     transactions ..............................................   (17,308,251)
   Net unrealized appreciation on investments ..................     7,605,670
                                                                  ------------
NET ASSETS .....................................................  $ 38,082,758
                                                                  ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ..................     3,640,781
                                                                  ============


Net asset value, offering price and redemption
   price per share (Note 2) ....................................  $      10.46
                                                                  ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2006
================================================================================
INVESTMENT INCOME
   Dividend income .............................................  $  1,075,040
                                                                  ------------

EXPENSES
   Investment advisory fees (Note 3) ...........................       298,389
   Administration fees (Note 3) ................................        72,000
   Professional fees ...........................................        41,630
   Trustees' fees and expenses .................................        20,154
   Insurance expense ...........................................        16,307
   Registration fees ...........................................        16,265
   Custody fees ................................................        11,593
   Postage and supplies ........................................        11,547
   Printing of shareholder reports .............................         5,983
   Other expenses ..............................................         7,583
                                                                  ------------
Total expenses .................................................       501,451
                                                                  ------------

NET INVESTMENT INCOME ..........................................       573,589
                                                                  ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized losses from investments ........................      (172,878)
   Net change in unrealized appreciation/
      depreciation on investments ..............................     3,002,802
                                                                  ------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...............     2,829,924
                                                                  ------------

INCREASE IN NET ASSETS FROM OPERATIONS .........................  $  3,403,513
                                                                  ============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------------
CUTLER EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
======================================================================================
                                                           Year             Year
                                                          Ended            Ended
                                                      June 30, 2006    June 30, 2005
--------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ..........................   $    573,589     $    716,341
   Net realized gains (losses) from investments ...       (172,878)       1,355,939
   Net change in unrealized appreciation/
      depreciation of investments .................      3,002,802          249,688
                                                      ------------     ------------
Net increase in net assets from operations ........      3,403,513        2,321,968
                                                      ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income .....................       (574,299)        (706,876)
                                                      ------------     ------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ......................        586,967        3,303,293
   Net asset value of shares issued in reinvestment
      of distributions to shareholders ............        542,538          670,761
   Payments for shares redeemed ...................     (5,983,368)      (6,714,508)
                                                      ------------     ------------
Net decrease from capital share transactions ......     (4,853,863)      (2,740,454)
                                                      ------------     ------------

Total decrease in net assets ......................     (2,024,649)      (1,125,362)

NET ASSETS
Beginning of year .................................     40,107,407       41,232,769
                                                      ------------     ------------
End of year .......................................   $ 38,082,758     $ 40,107,407
                                                      ============     ============

UNDISTRIBUTED NET INVESTMENT INCOME ...............   $      5,280     $      5,990
                                                      ============     ============

CAPITAL SHARE ACTIVITY
Sold ..............................................         56,795          352,139
Reinvested ........................................         52,961           69,080
Redeemed ..........................................       (583,090)        (703,539)
                                                      ------------     ------------
Net decrease in shares outstanding ................       (473,334)        (282,320)
Shares outstanding at beginning of year ...........      4,114,115        4,396,435
                                                      ------------     ------------
Shares outstanding at end of year .................      3,640,781        4,114,115
                                                      ============     ============

See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------------------------------
CUTLER EQUITY FUND
FINANCIAL HIGHLIGHTS
=====================================================================================================================
Per Share Data for a Share Outstanding Throughout Each Year
---------------------------------------------------------------------------------------------------------------------
                                                                       YEARS ENDED JUNE 30,
                                           --------------------------------------------------------------------------
                                               2006           2005           2004           2003          2002
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ....   $     9.75     $     9.38     $     8.29     $     8.85     $    10.38
                                            ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment income .................         0.15           0.17           0.18           0.13           0.08
  Net realized and unrealized gains
     (losses) on investments ............         0.71           0.37           1.09          (0.56)(a)      (1.53)
                                            ----------     ----------     ----------     ----------     ----------
Total from investment operations ........         0.86           0.54           1.27          (0.43)         (1.45)
                                            ----------     ----------     ----------     ----------     ----------

Less distributions from:
  Net investment income .................        (0.15)         (0.17)         (0.18)         (0.13)         (0.08)
  Net realized gains ....................           --             --             --             --             --
                                            ----------     ----------     ----------     ----------     ----------
Total distributions .....................        (0.15)         (0.17)         (0.18)         (0.13)         (0.08)
                                            ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ........   $    10.46     $     9.75     $     9.38     $     8.29     $     8.85
                                            ==========     ==========     ==========     ==========     ==========

Total return(b) .........................        8.86%          5.77%         15.39%         (4.75%)       (14.07%)
                                            ==========     ==========     ==========     ==========     ==========

Net assets at the end of year (000's) ...   $   38,083     $   40,107     $   41,233     $   41,250     $   22,963
                                            ==========     ==========     ==========     ==========     ==========

Ratios/supplementary data:
Ratio of net expenses to
  average net assets ....................        1.26%          1.30%          1.25%          1.25%          1.25%

Ratio of gross expenses to
  average net assets(c) .................        1.26%          1.43%          1.43%          1.79%          1.50%

Ratio of net investment income
  to average net assets .................        1.44%          1.77%          1.95%          1.65%          0.76%

Portfolio turnover rate .................          21%            14%            14%            61%            46%

(a) Per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time (Note 1).

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The ratio of gross expenses to average net assets reflects the expense ratio excluding any waivers and/or expense reimbursements by the Fund's investment adviser.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
================================================================================

1.   ORGANIZATION

     The Cutler Equity Fund (formerly the Cutler Value Fund) (the "Fund") is a diversified series of The Cutler Trust (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940. The Fund is the only series of the Trust. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value. The Fund commenced operations on October 2, 1992.

     The Fund  seeks  current  income and  long-term  capital  appreciation.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following summarizes the significant accounting policies of the Fund:

     SECURITIES VALUATION -- Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's investment adviser believes another valuation is more appropriate. Investments in other open-end regulated investment companies are valued at net asset value.

     The Fund values securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Fund's investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.

     SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

     ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAINS AND LOSSES -- Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains and losses on securities sold are determined on a specific identification basis.

--------------------------------------------------------------------------------
CUTLER  EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. The tax character of distributions paid during the years ended June 30, 2006 and 2005 was ordinary income.

     FEDERAL INCOME TAXES -- The Fund intends to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its investment income (earned during the calendar year) and 98% of its net realized gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is computed on a tax basis for each item as of June 30, 2006:

     Cost of portfolio investments ............................   $ 30,563,446
                                                                  ============
     Gross unrealized appreciation ............................   $  8,911,295
     Gross unrealized depreciation ............................     (1,383,476)
                                                                  ------------
     Net unrealized appreciation ..............................      7,527,819
     Undistributed ordinary income ............................         11,065
     Capital loss carryforward ................................    (17,230,390)
     Other temporary differences due to
       timing of cash distributions ...........................         (5,795)
                                                                  ------------
     Accumulated deficit ......................................   $ (9,697,301)
                                                                  ============

     The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

     As of June 30, 2006, the Fund had capital loss carryforwards of $17,230,390, of which $1,053,096 expires June 30, 2009, $7,402,392 expires
     June 30, 2010,  $5,747,725  expires June 30, 2011,  $2,687,016 expires June
     30, 2012 and $340,161 expires June 30, 2014. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


3.   TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISER -- Cutler Investment Counsel, LLC (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Fund pays to the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of the Fund's average daily net assets.

     Certain officers of the Trust are also officers of the Adviser.

     Effective January 1, 2005, the Adviser intends to voluntarily waive its advisory fees and reimburse Fund operating expenses to the extent necessary to limit the Fund's ordinary operating expenses to 1.35% of its average daily net assets. This voluntary waiver may be reduced or eliminated at any time.

     ADMINISTRATION AND OTHER SERVICES -- Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC ("Ultimus"), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $500 million; 0.125% on the next $500 million of such assets; and 0.10% on such assets in excess of $1 billion, subject to a minimum monthly fee of $6,000. During the year ended June 30, 2006, Ultimus received $72,000 for these services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC, the principal underwriter of the Fund's shares and an affiliate of Ultimus.

     SHAREHOLDER SERVICE PLAN -- The Fund may pay shareholder servicing fees not to exceed an annual rate of 0.25% of the Fund's average daily net assets. These fees may be paid to various financial institutions that provide shareholder services.

4.   SECURITIES TRANSACTIONS

     The cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $8,196,718 and $12,247,432, respectively, for the year ended June 30, 2006.

5.   CONTINGENCIES AND COMMITMENTS

     The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


6.   ACCOUNTING PRONOUNCEMENTS

     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
================================================================================

     To the Shareholders and Board of Trustees of the Cutler Equity Fund of The Cutler Trust:

     We have audited the accompanying statement of assets and liabilities of the Cutler Equity Fund (the "Fund"), a series of The Cutler Trust, including the schedule of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cutler Equity Fund as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

     DELOITTE & TOUCHE LLP

     Chicago, Illinois
     August 18, 2006

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================


     We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These ongoing costs, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

     A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The table below illustrates the Fund's costs in two ways:

     ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

     HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it impose any sales load.

     The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

     More information about the Fund's expenses, including annual expense ratios over the past five years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                         Beginning         Ending
                                       Account Value    Account Value   Expenses Paid
                                      January 1, 2006   June 30, 2006   During Period*
                                      ---------------   -------------   -------------
     Based on Actual Fund Return         $ 1,000.00       $ 1,044.10        $ 6.34
     Based on Hypothetical 5% Return
         (before expenses)               $ 1,000.00       $ 1,018.60        $ 6.26

     * Expenses are equal to the Fund's annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
================================================================================

     The Board of Trustees is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Fund. Each Trustee holds office until the person resigns, is removed, or replaced. Officers are elected for an annual term. Unless otherwise noted, the Trustees and officers have held their principal occupations for more than five years. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling 1-888-CUTLER4.

                                                                                                      NUMBER OF
                                                                                                      PORTFOLIOS IN  OTHER
NAME,                         POSITION      LENGTH                                                    FUND COMPLEX   DIRECTORSHIPS
DATE OF BIRTH                 WITH THE      OF TIME      PRINCIPAL OCCUPATION(S)                      OVERSEEN BY    HELD BY
AND ADDRESS                   TRUST         SERVED       DURING PAST 5 YEARS                          TRUSTEE        TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Kenneth R. Cutler(1)          Trustee and   Since 1992   Investment Committee Member and Portfolio          1        None
Born: March 1920              Chairman                   Manager of Cutler Investment Counsel, LLC
3555 Lear Way                                            from 2003 to 2005; Investment Committe
Medford, OR 97504                                        Member and Portfolio Manager Emeritus since
                                                         July 2005; Investment Committee Member and
                                                         Portfolio Manager of Table Rock Asset
                                                         Management LLC ("Table Rock") (a registered
                                                         investment adviser) from 1977 until 2004.
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Robert B. Watts, Jr.          Trustee       Since 1996   Counsel, Northhaven Associates since 1985          1        None
Born: December 1930
1710 Lake Village Drive
Medford, OR 97504
-----------------------------------------------------------------------------------------------------------------------------------
Robert E. Clarke              Trustee       Since 2002   Retired                                            1        None
Born: May 1922
One Skyline Drive Apt. 3407
Medford, OR 97504
-----------------------------------------------------------------------------------------------------------------------------------
(1)  Kenneth R.  Cutler is an  "Interested  Person," as defined by the 1940 Act, because he is an affiliated person of the Adviser.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
Erich M. Patten               President     Since 2004   Investment Committee Member, Portfolio
Born: October 1977                                       Manager and Corporate Secretary of Cutler
3555 Lear Way                                            Investment Counsel, LLC since 2003; Member
Medford, OR 97504                                        of Cutler Venture Partners, LLC (private
                                                         equity firm) since 2003; Investment
                                                         Committee Member and Portfolio Manager of
                                                         Table Rock (a registered investment adviser)
                                                         from 2003 until 2004; Intern with the U.S.
                                                         Environmental Protection Agency in 2002;
                                                         Clerk with Sidley Austin Brown and Wood
                                                         (a law firm) in 2001; Investment Performance
                                                         Specialist with Ashland Partners, LLP from
                                                         1998 until 2003.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
CUTLER EQUITY FUND
TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
(CONTINUED)
===================================================================================================================================
NAME,                    POSITION
DATE OF BIRTH            WITH                 LENGTH             PRINCIPAL OCCUPATION(S)
AND ADDRESS              THE TRUST            OF TIME SERVED     DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
Brooke C. Ashland        Vice President/      Since 2002         Investment Committee Member and Chief Executive Officer of
Born: December 1951      Chief Compliance                        Cutler Investment Counsel, LLC since 2003; Portfolio Manager,
3555 Lear Way            Officer                                 Member and Chief Executive Officer of Cutler Venture Partners,
Medford, OR 97504                                                LLC (a private equity firm) since 2003; Chief Executive Officer of
                                                                 Centricity, LLC (an investment adviser) since 2003; General
                                                                 Partner of The First America Asia Fund I, LP (a private equity fund) since 1999; Chief Operating Officer, Chief Executive Officer and Portfolio Manager of Cutler Asia, LLC (a private equity firm)
                                                                 since 1998; Chief Executive Officer and/or Chairman of the Board
                                                                 of  Managers for Table Rock (a registered investment adviser) from
                                                                 1995 to 2004; Chief Executive Officer and President of Trustee
                                                                 Investment Services, Inc. (a Trustee education firm) since 1991;
                                                                 President of Big Bear Timber, LLC (farming) since 1989.
-----------------------------------------------------------------------------------------------------------------------------------
Carol S. Fischer         Vice President/      Since 1996         Member and Chief Operating Officer of Cutler Investment Counsel,
Born: December 1955      Asst. Secretary/                        LLC since 2003; Member and Chief Operating Officer of Table
3555 Lear Way            Asst. Treasurer                         Rock (a registered investment adviser) from 1994 to 2004;
Medford, OR 97504                                                Secretary of P.S.&S., Inc. (a sales company) since 1990.
-----------------------------------------------------------------------------------------------------------------------------------
Matthew C. Patten        Treasurer            Since 2004         President, Investment Committee Member and Portfolio Manager of
Born: December 1975                                              Cutler Investment Counsel, LLC since 2003; Portfolio Manager,
3555 Lear Way                                                    Member of President of Cutler Venture Partners, LLC (a private
Medford, OR 97504                                                equity firm) since 2003; Investment Committee Member of Table
                                                                 Rock (a registered investment adviser) from 2002 until 2004;
                                                                 Portfolio Manager - Private Equity and Public Equity of Table Rock
                                                                 from 2000 until 2004; Chief Operating Officer and Portfolio
                                                                 Manager of Cutler Asia, LLC (a private equity firm) since 2000;
                                                                 Director of The First America Asia Fund I, L.P. (a private equity fund) since 1999.
-----------------------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey         Vice President       Since 2005         Managing Director of Ultimus Fund Solutions, LLC and Ultimus
Born: April 1957                                                 Fund Distributors, LLC
225 Pictoria Drive
Suite 450
Cincinnati, OH 45246
-----------------------------------------------------------------------------------------------------------------------------------
John F. Splain           Secretary            Since 2005         Managing Director of Ultimus Fund Solutions, LLC and Ultimus
Born: September 1956                                             Fund Distributors, LLC
225 Pictoria Drive
Suite 450
Cincinnati, OH 45246
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CUTLER EQUITY FUND
ADDITIONAL INFORMATION (UNAUDITED)
================================================================================

PROXY VOTING INFORMATION

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge upon request, by calling 1-800-228-8537 or on the Securities and Exchange Commissions's (SEC) website http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-228-8537 or on the SEC's website at http://www.sec.gov.

FORM N-Q INFORMATION

     The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-228-8537. Furthermore, you are able to obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                         CUTLER INVESTMENT COUNSEL, LLC
                             INVESTMENT MANAGEMENT

                         INVESTMENT ADVISER TO THE TRUST

                        3555 Lear Way, Medford,OR 97504
                          (800)228-8537 o(541)770-9000
                               Fax:(541)779-0006
                                info@cutler.com

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $20,500 and $19,675 with respect to the registrant's fiscal years ended June 30, 2006 and 2005, respectively.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,800 and $3,775 with respect to the registrant's fiscal years ended June 30, 2006 and 2005, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) With respect to the fiscal years ended June 30, 2006 and 2005, aggregate non-audit fees of $3,800 and $3,775, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
         COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Cutler Trust
             -------------------------------------------------------------------





By (Signature and Title)*    /s/ Erich M. Patten
                           -----------------------------------------------------
                           Erich M. Patten, President

Date     September 6, 2006
      ------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Erich M. Patten
                           -----------------------------------------------------
                           Erich M. Patten, President

Date     September 6, 2006
      ------------------------------------------



By (Signature and Title)*    /s/ Matthew C. Patten
                           -----------------------------------------------------
                           Matthew C. Patten, Treasurer

Date     September 6, 2006
      ------------------------------------------



* Print the name and title of each signing officer under his or her signature.